Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at December 31, 2020	5,034,858	3,800,342
Granted	295,413	1,271,073
Exercised	(10,840)	(10,839)
Forfeited	59,340	0
Expired	(30,416)	(25,718)
Outstanding at September 30, 2021	5,229,675	5,034,858	3,800,342
Exercisable at December 31, 2020	4,120,199	3,453,942
Nonvested at December 31, 2020	1,109,476	1,580,916
Weighted Average Exercise Price
Outstanding at December 31, 2020	$ 9.26	$ 8.65
Granted	14.41	11.03
Exercised	0.84	1.12
Forfeited	11.22
Expired	11.32	10.82
Outstanding at September 31, 2021	9.53	9.26	$ 8.65
Exercisable at December 31, 2020	8.87	8.26
Nonvested at December 31, 2020	$ 11.98	$ 11.42
Weighted Average Remaining Contractual Life (in years)
Outstanding		6 years 1 month 13 days	5 years 11 months 8 days
Exercised	5 years 7 months 6 days	16 years
Exercisable at December 31, 2020	4 years 7 months 6 days	4 years 8 months 4 days
Nonvested at December 31, 2020	9 years	9 years 3 months 3 days
Aggregate Intrinsic Value
Outstanding	$ 79,176	$ 14,742	$ 11,358
Exercisable at December 31, 2020	65,093	13,641
Nonvested at December 31, 2020	$ 14,083	1,101
Stock options
Aggregate Intrinsic Value
Fair value of options vested		$ 3,100	$ 5,700